UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-06219
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York            02/13/04
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        57
                                               -------------

Form 13F Information Table Value Total:        $403,985
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

9587980.2


                                                       FORM 13F INFORMATION TABLE
      NAME   OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE

------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN INC       ORD         G90078109    722      30058   SH         SOLE           30058   0       0
-----------------------------------------------------------------------------------------------------------
AT & T WIRELESS      COMMON      00209A106   1579     197670   SH         SOLE          197670   0       0
 SVCS INC
-----------------------------------------------------------------------------------------------------------
BANK OF AMER CORP    CALL        060505904   3217        400   SH  CALL   SOLE             400   0       0
-----------------------------------------------------------------------------------------------------------
BANK OF AMER CORP    PUT         060505904    885        110   SH  PUT    SOLE             110   0       0
-----------------------------------------------------------------------------------------------------------
BARNESANDNOBLE COM   CL A        067846105   2930    1000000   SH         SOLE         1000000   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN INTL        COMMON      026874107  13514     203894   SH         SOLE          203894   0       0
 GROUP INC
-----------------------------------------------------------------------------------------------------------
EMC CORP MASS        COMMON      268648102   1773     137250   SH          SOLE         137250   0       0
-----------------------------------------------------------------------------------------------------------
DANA CORP            COMMON      235811106   1725      94000   SH          SOLE          94000   0       0
-----------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE    COM A       261877104  11663     150000   SH          SOLE         150000   0       0
 CREAM HL I
-----------------------------------------------------------------------------------------------------------
DIAL CORP NEW        COMMON      25247D101  25623     900000   SH          SOLE         900000   0       0
-----------------------------------------------------------------------------------------------------------
DST SYS INC NEW      COMMON      233326107    710      17000   SH          SOLE          17000   0       0
-----------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO     COMMON      277461109    308      12000   SH          SOLE          12000   0       0
-----------------------------------------------------------------------------------------------------------
FIRST ESSEX BANCORP  COMMON      320103104  15407     265000   SH          SOLE         265000   0       0
 INC
-----------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL     COMMON      339030108  31428     720000   SH          SOLE         720000   0       0
 CORP
-----------------------------------------------------------------------------------------------------------
GUCCI GROUP NV       COM NY REG  401566104  13431     157000   SH          SOLE         157000   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP    COMMON      46612J101     91      24826   SH          SOLE          24826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON    COMMON NEW  478160104  15772     305304   SH          SOLE         305304   0       0
-----------------------------------------------------------------------------------------------------------
MANUFACTURS SVCS     COMMON      565005105    438      72000   SH          SOLE          72000   0       0
-----------------------------------------------------------------------------------------------------------
MID ATLNT MED SVCS   COMMON      59523C107  17820     275000   SH          SOLE         275000   0       0
-----------------------------------------------------------------------------------------------------------
METAL MGMT INC       COMMON NEW  591097209  2607       70590   SH          SOLE          70590   0       0
-----------------------------------------------------------------------------------------------------------
MONY GROUP INC       COMMON      615337102  5901      188600   SH          SOLE         188600   0       0
-----------------------------------------------------------------------------------------------------------
MONSANTO CO NEW      COMMON      61166W101  1521       52823   SH          SOLE          52823   0       0
-----------------------------------------------------------------------------------------------------------
MOORE WALLACE        COMMON      615857109  2530      135400   SH          SOLE         135400   0       0
-----------------------------------------------------------------------------------------------------------
NEWS CORP LTD        SP ADR PFD  652487802  3014       99647   SH          SOLE          99647   0       0
-----------------------------------------------------------------------------------------------------------
PFIZER INC           COMMON      717081103 17404      492625   SH          SOLE         492625   0       0
-----------------------------------------------------------------------------------------------------------
PMA CAP CORP         DBCV4.250%
                         9/3     693419AA1  3414     4500000   SH          SOLE        4500000   0       0
-----------------------------------------------------------------------------------------------------------
RAYONIER INC         COMMON      754907103   296        7122   SH          SOLE           7122   0       0
-----------------------------------------------------------------------------------------------------------
REPUBLIC BANCSHARES  COMMON      759929102 13761      437278   SH          SOLE         437278   0       0
-----------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW    COMMON      902124106  3015      113784   SH          SOLE         113784   0       0
-----------------------------------------------------------------------------------------------------------
SICOR INC            COMMON      825846108 14280      525000   SH          SOLE         525000   0       0
-----------------------------------------------------------------------------------------------------------
SYSTEMS & COMPUTER
  TECH               COMMON      871873105  3274      200000   SH          SOLE         200000   0       0
-----------------------------------------------------------------------------------------------------------
UNIVISION            CL A        914906102  2249       56673   SH          SOLE          56673   0       0
 COMMUNICATIONS INC
-----------------------------------------------------------------------------------------------------------
UNOCAL CORP          COMMON      915289102  2598       70532   SH          SOLE          70532   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC           CL B        925524308  4052       91299   SH          SOLE          91299   0       0
-----------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC   COMMON      939322103  5162      128675   SH          SOLE         128675   0       0
-----------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS   CL A        89420G109  2517      150000   SH          SOLE         150000   0       0
-----------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS   CL B        89420G406  5940      350000   SH          SOLE         350000   0       0
-----------------------------------------------------------------------------------------------------------
BOISE CASCADE CORP   COMMON      097383103   450       13681   SH          SOLE          13681   0       0
-----------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY     COMMON      909205106  7398      300000   SH          SOLE         300000   0       0
-----------------------------------------------------------------------------------------------------------
CONCORD EFS INC      COMMON      206197105 14840     1000000   SH          SOLE        1000000   0       0
-----------------------------------------------------------------------------------------------------------
CONCORD EFS INC      PUT         2061970MM  1592        1073   SH  PUT     SOLE           1073   0       0
-----------------------------------------------------------------------------------------------------------
CONCORD EFS INC      CALL        2061970AV   890         600   SH  CALL    SOLE            600   0       0
-----------------------------------------------------------------------------------------------------------
CONSECO INC          COMMON NEW  208464883  2180      100000   SH          SOLE         100000   0       0
-----------------------------------------------------------------------------------------------------------
WELLPOINT HLTH NTWK  COMMON      94973H108 27501      283440   SH          SOLE         283440   0       0
-----------------------------------------------------------------------------------------------------------
ADVANCEDPCS          COMMON      00790K109  5912      112000   SH          SOLE         112000   0       0
-----------------------------------------------------------------------------------------------------------
ADVANCEDPCS          PUT         00790K0MI  2640         500   SH  PUT     SOLE            500   0       0
-----------------------------------------------------------------------------------------------------------
GLAMIS GOLD LTD      COMMON      376775102  1444       84321   SH          SOLE          84321   0       0
-----------------------------------------------------------------------------------------------------------
IGEN INC             COMMON      449536101   795       13500   SH          SOLE          13500   0       0
-----------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL    COMMON      41014S106 24750      660000   SH          SOLE         660000   0       0
 SVCS
-----------------------------------------------------------------------------------------------------------
MANPOWER INC         PUT         56418H0MH 11770         250   SH  PUT     SOLE            250   0       0
-----------------------------------------------------------------------------------------------------------
ALLEGIANT BANCORP    COMMON      017476102  5610      200000   SH          SOLE         200000   0       0
-----------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC     COMMON      02209S103  1088       20000   SH          SOLE          20000   0       0
-----------------------------------------------------------------------------------------------------------
MI DEVS INC          CL A
                     SUB VTG     55304X104   726       26000   SH          SOLE          26000   0       0
-----------------------------------------------------------------------------------------------------------
PRICE COMMUNICATIONS COMMON NEW  741437305  4806      350000   SH          SOLE         350000   0       0
 CORP
-----------------------------------------------------------------------------------------------------------
RIGHT MGMT
 CONSULTANTS INC     COMMON      766573109 12101      648500   SH         SOLE          648500   0       0
-----------------------------------------------------------------------------------------------------------
TELUS CORP           NON-VTG     87971M202  3722      200000   SH         SOLE          200000   0       0
                     SHS
-----------------------------------------------------------------------------------------------------------
TITAN CORP           COMMON      888266103 21199      972000   SH         SOLE          972000   0       0
